Note 31 Non Controlling Interest Classified By Concept (Details) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Minority interest [Line Items]
Non-controlling interests		€ 3,624	€ 4,853	€ 5,471
BBVA Garanti [Member]
Minority interest [Line Items]
Non-controlling interests	[1]	1,180	2,851	3,692
Peru BBVA [Member]
Minority interest [Line Items]
Non-controlling interests		1,469	1,212	1,171
Argentina BBVA [Member]
Minority interest [Line Items]
Non-controlling interests		687	557	416
Colombia BBVA [Member]
Minority interest [Line Items]
Non-controlling interests		73	76	70
Venezuela BBVA [Member]
Minority interest [Line Items]
Non-controlling interests		95	70	65
Other entities BBVA [Member]
Minority interest [Line Items]
Non-controlling interests		€ 119	€ 87	€ 56

[1]	(1) The change corresponds mainly to the voluntary takeover bid for the entire share capital of Türkiye Garanti Bankası A.Ş. completed on May 18, 2022 (see Note 3).